Supplement dated May 29, 2018

to the

Prospectus dated May 1, 2018

for

CWA VA Preferred Plus Variable Annuity

Issued By

Commonwealth Annuity and Life Insurance Company (“Company”)

through its
Commonwealth Annuity Separate Account A

Effective immediately, the principal business address for Global Atlantic Distributors, LLC will change as stated below. Any references in the prospectus to the old address will be deleted and replaced with the new address.

Old Address:	New Address:
82 Hopmeadow Street, Suite 200 Simsbury, CT 06089	One Financial Plaza 755 Main Street, 24th Floor Hartford, CT 06103

In the prospectus, under the section “Summary of Fees,” the sub-section entitled “Examples” is deleted in its entirety and replaced with the following:

EXAMPLES

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

With GLWB Rider

Example I. This Example assumes that you invest $10,000 in the Contract for the time periods indicated and that you elected the Step-Up Death Benefit Rider and the GLWB Plus For Two Rider prior to its discontinuance on June 1, 2009 (at the maximum charges). If these features were not elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee (at the maximum charge) waivers or expense reimbursements. If these arrangements were considered, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable period:

1 Year	3 Years	5 Years	10 Years
$1,199	$2,020	$2,764	$4,700

If you annuitize your Contract at the end of the applicable period under Annuity Option 2, 3, 4, or 5, or under Annuity Option 1 for a period of 10 years of more:

1 Year	3 Years	5 Years	10 Years
$445	$1,352	$2,282	$4,700

If you annuitize your Contract at the end of the applicable period under Annuity Option 1 for a period of less than 10 years:

1 Year	3 Years	5 Years	10 Years
$1,199	$2,020	$2,764	$4,700

If you do not surrender your Contract at the end of the applicable period:

1 Year	3 Years	5 Years	10 Years
$445	$1,352	$2,282	$4,700

Without GLWB Rider

Example II. This Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the Step-Up Death Benefit Rider If this feature is not elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee (at the maximum charge) waivers or expense reimbursements. If these arrangements were considered, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable period:

1 Year	3 Years	5 Years	10 Years
$1,128	$1,802	$2,390	$3,901

If you annuitize your Contract at the end of the applicable period under Annuity Option 2, 3, 4, or 5, or under Annuity Option 1 for a period of 10 years of more:

1 Year	3 Years	5 Years	10 Years
$368	$1,118	$1,888	$3,901

If you annuitize your Contract at the end of the applicable period under Annuity Option 1 for a period of less than 10 years:

1 Year	3 Years	5 Years	10 Years
$1,128	$1,802	$2,390	$3,901

If you do not surrender your Contract at the end of the applicable period:

1 Year	3 Years	5 Years	10 Years
$368	$1,118	$1,888	$3,901

* * *

The fee table and Examples should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Examples assume no transfers were made and do not include the deduction of state premium taxes, which may be assessed before or upon surrender or annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount.

This Supplement Should Be Retained with Your Prospectus for Future Reference.